Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
Related party transactions
Schedule of major related party and relationship

The table below sets forth the major related party and the relationship with the Group as of June 30, 2020:

Company Name	Relationship with the Group
MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) translational medicine Co., Ltd)	Significant influence held by Samantha Du’s (Director, Chairwoman and Chief Executive Officer of the Company) immediate family